Costs incurred and estimated earnings net of billings on uncompleted contracts (Details) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Costs in excess of billings [Abstract]
Costs incurred and estimated earnings on uncompleted contracts	CAD 275,316	CAD 629,416
Less billings to date	(258,208)	(585,794)
Costs in Excess of Billings	17,108	43,622
Contracts receivable [Abstract]
Unbilled revenue	17,565	43,622
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(457)	0
Unbilled contracts receivable	CAD 17,108	CAD 43,622